UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08207

T. Rowe Price Tax-Efficient Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: May 31, 2013

Item 1. Schedule of Investments

Tax-Efficient Funds	May 31, 2013

T. Rowe Price Tax-Efficient Equity Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 99.9%		
CONSUMER DISCRETIONARY 19.8%		
Auto Components 0.2%		
Gentex	4,700	108
TRW (1)	2,700	171
		279
Diversified Consumer Services 0.2%		
Sotheby's	2,900	108
Strayer Education (2)	400	21
Weight Watchers (2)	1,000	46
		175
Hotels, Restaurants & Leisure 4.2%		
Bloomin Brands (1)	6,600	153
Brinker	2,600	102
Carnival	5,800	192
Chipotle Mexican Grill (1)	1,200	433
Choice Hotels International (2)	3,700	146
Hyatt Hotels, Class A (1)	1,100	45
Marriott, Class A	10,907	458
McDonald's	3,600	348
Norwegian Cruise Line Holdings (1)	900	28
Panera Bread, Class A (1)	900	173
Royal Caribbean Cruises	3,300	116
Starbucks	13,000	820
Starwood Hotels & Resorts Worldwide	7,800	533
Tim Hortons	4,200	223
Wynn Resorts	4,000	544
Yum! Brands	8,800	596
		4,910
Household Durables 0.2%		
Taylor Morrison Home, Class A (1)	3,300	85

Toll Brothers (1)	3,000	103
		188
Internet & Catalog Retail 4.9%		
Amazon.com (1)	12,000	3,228
Groupon (1)(2)	12,000	92
Liberty Interactive (1)	19,100	429
Netflix (1)	1,000	226
priceline.com (1)	1,900	1,527
TripAdvisor (1)	3,000	194
		5,696
Leisure Equipment & Products 0.2%		
Mattel	6,200	277
		277
Media 1.6%		
Charter Communications, Class A (1)	2,100	235
Discovery Communications, Class C (1)	4,500	315
Interpublic Group	7,200	102
Madison Square Garden (1)	2,750	161
Omnicom	9,200	572
Walt Disney	7,500	473
		1,858
Multiline Retail 1.3%		
Dollar General (1)	11,300	597
Dollar Tree (1)	14,900	716
Kohl's	4,500	231
		1,544
Specialty Retail 5.3%		
AutoZone (1)	800	327
Bed Bath & Beyond (1)	3,300	225
CarMax (1)	15,600	730
Chico's	6,100	110

Dick's Sporting Goods	2,600	136
DSW, Class A	1,000	74
Gap	2,300	93
Guess (2)	3,200	102
Home Depot	17,100	1,345
L Brands	11,000	550
Men's Wearhouse	2,500	91
O'Reilly Automotive (1)	5,400	588
PetSmart	2,400	162
Ross Stores	4,900	315
Tiffany	6,900	537
TJX	7,800	395
TSC	1,400	157
Urban Outfitters (1)	1,800	75
Williams-Sonoma	1,800	97
		6,109
Textiles, Apparel & Luxury Goods 1.7%		
Fossil (1)	4,500	478
Lululemon Athletica (1)(2)	6,300	490
Michael Kors Holdings (1)	3,600	226
Nike, Class B	11,600	715
		1,909
Total Consumer Discretionary		22,945
CONSUMER STAPLES 8.6%		
Beverages 2.4%		
Beam	1,800	117
Brown-Forman, Class B	1,925	132
Coca-Cola	31,600	1,264
Diageo, ADR	6,000	710
Dr Pepper Snapple	4,200	193
PepsiCo	4,100	331
		2,747

Food & Staples Retailing 0.9%		
CVS Caremark	10,800	622
Fresh Market (1)	2,900	144
Whole Foods Market	5,400	280
		1,046
Food Products 2.1%		
Campbell Soup	1,700	73
Flowers Foods	5,500	183
General Mills	9,400	443
Hershey Foods	4,700	419
J.M. Smucker	1,000	101
Kellogg	2,500	155
McCormick	7,000	484
Mead Johnson Nutrition, Class A	7,000	567
		2,425
Household Products 0.8%		
Church & Dwight	3,000	182
Clorox	1,700	141
Colgate-Palmolive	3,800	220
Procter & Gamble	5,512	423
		966
Tobacco 2.4%		
Lorillard	20,500	870
Philip Morris International	21,300	1,936
		2,806
Total Consumer Staples		9,990
ENERGY 4.8%		
Energy Equipment & Services 1.6%		
Cameron International (1)	2,600	158
Core Laboratories	3,100	427

Diamond Offshore Drilling	700	48
Dresser-Rand Group (1)	1,400	85
Dril-Quip (1)	1,000	91
FMC Technologies (1)	7,900	440
National Oilwell Varco	2,800	197
Oceaneering International	2,600	188
Schlumberger	2,900	212
		1,846
Oil, Gas & Consumable Fuels 3.2%		
Cabot Oil & Gas	5,900	415
Cimarex Energy	3,600	253
Concho Resources (1)	3,800	318
Continental Resources (1)	4,400	357
Energy XXI Bermuda	2,400	61
EQT	1,500	120
ExxonMobil	2,200	199
Halcon Resources (1)(2)	5,000	26
Occidental Petroleum	2,600	239
Peabody Energy	8,100	159
Pioneer Natural Resources	3,300	458
Range Resources	6,900	519
SM Energy	1,700	103
Southwestern Energy (1)	1,200	45
Tesoro Petroleum	6,400	395
		3,667
Total Energy		5,513
FINANCIALS 4.5%		
Capital Markets 1.2%		
Artisan Partners Asset Management (1)	2,300	107
BlackRock	1,600	447
E*TRADE Financial (1)	8,300	97
Invesco	2,200	74

Jones Lang LaSalle	2,000	184
		296
Total Financials		5,143
HEALTH CARE 13.9%		
Biotechnology 4.4%		
Alexion Pharmaceuticals (1)	7,300	712
Alkermes (1)	5,200	163
Ariad Pharmaceuticals (1)	3,600	66
BioMarin Pharmaceutical (1)	8,500	533
Cubist Pharmaceuticals (1)	1,700	93
Incyte (1)(2)	10,700	237
Infinity Pharmaceuticals (1)	1,700	46
Medivation (1)	1,600	78
Myriad Genetics (1)	2,400	77
ONYX Pharmaceuticals (1)	3,500	334
Pharmacyclics (1)	4,500	412
Quintiles Transnational Holdings (1)	2,300	101
Regeneron Pharmaceuticals (1)	6,900	1,669
Vertex Pharmaceuticals (1)	6,900	554
		5,075
Health Care Equipment & Supplies 1.6%		
Baxter International	3,500	246
Becton, Dickinson & Company	2,300	227
C. R. Bard	1,900	196
DENTSPLY International	9,000	376
Edwards Lifesciences (1)	700	46
IDEXX Laboratories (1)	3,600	297
Intuitive Surgical (1)	700	348
Teleflex	800	63
Thoratec (1)	2,100	65
Varian Medical Systems (1)	800	54
		1,918

Health Care Providers & Services 5.7%		
AmerisourceBergen	21,000	1,136
Catamaran (1)	16,712	823
Cigna	1,300	88
Community Health Systems	2,000	96
DaVita HealthCare Partners (1)	1,700	211
Express Scripts Holding (1)	10,500	652
Henry Schein (1)	1,700	164
Humana	700	57
Laboratory Corporation of America (1)	2,000	199
McKesson	9,400	1,070
MEDNAX (1)	1,900	176
Quest Diagnostics	2,100	130
UnitedHealth Group	20,200	1,265
Universal Health Services	2,100	145
WellCare Health Plans (1)	1,700	89
WellPoint	3,700	285
		6,586
Health Care Technology 0.6%		
athenahealth (1)(2)	1,000	84
Cerner (1)	5,200	511
HMS Holdings (1)	2,400	60
		655
Life Sciences Tools & Services 0.6%		
Bruker (1)	4,600	76
Mettler-Toledo International (1)	2,400	524
Waters (1)	700	68
		668
Pharmaceuticals 1.0%		
Hospira (1)	2,000	70
Jazz Pharmaceuticals (1)	1,800	122
Shire, ADR	2,400	236

Valeant Pharmaceuticals International (1)	6,000	547
Zoetis (2)	7,000	224
		1,199
Total Health Care		16,101

INDUSTRIALS & BUSINESS SERVICES 16.2%

Aerospace & Defense 3.3%

Boeing	18,500	1,832
Precision Castparts	6,300	1,348
Textron	2,900	78
Transdigm Group	3,100	453
Triumph Group	1,200	93
		3,804

Air Freight & Logistics 1.4%

C.H. Robinson Worldwide	5,000	284
Expeditors International of Washington	8,100	316
UPS, Class B	11,200	962
		1,562

Airlines 0.7%

Alaska Air Group (1)	2,400	136
Copa Holdings, Class A	3,700	486
Southwest Airlines	15,300	217
		839

Building Products 0.3%

Fortune Brands Home & Security	9,200	389
		389

Commercial Services & Supplies 1.2%

Clean Harbors (1)	2,000	115
Copart (1)	2,300	79
IHS (1)	6,100	641
Ritchie Bros. Auctioneers (2)	2,700	56

Stericycle (1)	2,900	318
Waste Connections	3,650	147
		1,356
Construction & Engineering 0.4%		
Fluor	5,900	373
Quanta Services (1)	2,400	68
		441
Electrical Equipment 0.9%		
AMETEK	3,487	150
Babcock & Wilcox	12,900	383
Hubbell, Class B	1,600	161
Rockwell Automation	600	53
Roper Industries	1,700	211
Sensata Technologies Holding (1)	2,800	98
		1,056
Industrial Conglomerates 0.2%		
3M	2,200	242
		242
Machinery 2.8%		
Clarcor	1,500	81
Cummins	3,500	419
Deere	6,100	531
Donaldson	10,100	379
Flowserve	2,100	353
Graco	1,500	97
IDEX	1,425	78
Joy Global	4,600	249
Nordson	1,500	107
PACCAR	1,500	80
Pall	2,400	164
Rexnord (1)	2,800	56
Snap-On	900	82

Terex (1)	3,000	107
Valmont Industries	1,200	183
WABCO Holdings (1)	1,600	121
Wabtec	1,700	187
		3,274
Professional Services 1.0%		
Dun & Bradstreet (2)	700	69
ManpowerGroup	2,800	160
Nielsen Holdings NV	2,800	95
Robert Half International	9,200	320
Verisk Analytics, Class A (1)	9,200	541
		1,185
Road & Rail 3.2%		
CSX	10,400	262
Hertz Global Holdings (1)	5,000	129
J.B. Hunt Transport Services	2,100	155
Kansas City Southern	11,800	1,306
Landstar System	2,400	127
Union Pacific	10,700	1,654
		3,633
Trading Companies & Distributors 0.8%		
Fastenal	7,700	402
W. W. Grainger	2,000	515
		917
Total Industrials & Business Services		18,698
INFORMATION TECHNOLOGY 24.4%		
Communications Equipment 1.7%		
Aruba Networks (1)	3,400	51
Ciena (1)	3,000	50
F5 Networks (1)	2,600	217
JDS Uniphase (1)	7,000	95

Juniper Networks (1)	3,500	62
Motorola Solutions	2,000	116
Palo Alto Networks (1)	100	5
Qualcomm	22,400	1,422
		2,018
Computers & Peripherals 1.6%		
3-D Systems (1)(2)	2,200	107
Apple	1,500	675
EMC (1)	12,700	314
NetApp (1)	10,400	390
SanDisk (1)	6,000	354
		1,840
Electronic Equipment, Instruments & Components 0.8%		
Amphenol, Class A	2,700	210
IPG Photonics (2)	1,600	95
Jabil Circuit	3,500	70
National Instruments	3,075	87
Trimble Navigation (1)	16,000	447
		909
Internet Software & Services 6.5%		
Baidu, ADR (1)	3,200	309
CoStar Group (1)	800	90
Dropbox, Acquisition Date: 5/1/12, Acquisition Cost $6 (1)(3)(4)	700	5
eBay (1)	25,000	1,353
Equinix (1)	500	101
Facebook (1)	26,266	640
Google, Class A (1)	4,800	4,178
LinkedIn (1)	3,900	653
Sina (1)	3,600	208
		7,537
IT Services 6.2%		
Accenture, Class A	14,600	1,199

Alliance Data Systems (1)(2)	2,700	478
Cognizant Technology Solutions (1)	4,500	291
Gartner (1)	4,900	277
Genpact	3,900	75
IBM	1,500	312
MasterCard, Class A	3,600	2,053
Paychex	1,600	60
Teradata (1)	1,900	106
Vantiv, Class A (1)	7,200	192
Visa, Class A	11,300	2,013
Western Union	3,600	59
		7,115
Office Electronics 0.1%		
Zebra Technologies (1)	1,600	73
		73
Semiconductor & Semiconductor Equipment 2.9%		
Altera	13,300	441
Analog Devices	2,600	119
ARM Holdings, ADR	22,700	996
Broadcom, Class A	11,400	409
Lam Research (1)	1,800	84
Linear Technology	5,200	195
Mellanox Technologies (1)(2)	1,500	78
Microchip Technology	8,900	325
NVIDIA	3,700	54
Skyworks Solutions (1)	8,000	191
Xilinx	11,900	484
		3,376
Software 4.6%		
Ansys (1)	5,900	440
Autodesk (1)	10,000	377
Check Point Software Technologies (1)(2)	9,300	466
Citrix Systems (1)	3,100	200

Commvault Systems (1)	2,100	147
Concur Technologies (1)(2)	2,500	202
FactSet Research Systems (2)	500	49
Fortinet (1)	3,700	71
Guidewire Software (1)	2,000	82
Informatica (1)	2,300	84
Intuit	7,400	433
MICROS Systems (1)	1,500	63
NetSuite (1)	4,000	350
Nuance Communications (1)	4,100	78
Red Hat (1)	16,200	781
Salesforce.com (1)	17,200	728
ServiceNow (1)	11,300	415
Solera Holdings	1,200	66
Tableau Software (1)	400	20
TIBCO Software (1)	5,300	113
Workday (1)	2,529	162
		5,327
Total Information Technology		28,195

MATERIALS 4.5%

Chemicals 3.4%

Air Products & Chemicals	700	66
Albemarle	1,300	87
Celanese, Series A	3,900	193
CF Industries	900	172
FMC	1,600	100
Monsanto	8,400	845
Potash Corporation of Saskatchewan	2,900	122
PPG Industries	1,400	215
Praxair	3,800	434
Rockwood Holdings	3,600	240
Sherwin-Williams	4,900	924
Sigma Aldrich	800	67

CONVERTIBLE PREFERRED STOCKS 0.1%		
CONSUMER DISCRETIONARY 0.0%		
Internet & Catalog Retail 0.0%		
coupons.com, Series B, Acquisition Date: 6/1 – 8/11/11 Acquisition Cost $52 (1)(3)(4)	9,450	26
Total Consumer Discretionary		26
INFORMATION TECHNOLOGY 0.1%		
Internet Software & Services 0.1%		
Dropbox, Series A, Acquisition Date: 5/1/12 Acquisition Cost $8 (1)(3)(4)	869	6
Dropbox, Series A-1, Acquisition Date: 5/1/12 Acquisition Cost $39 (1)(3)(4)	4,268	33
Total Information Technology		39
Total Convertible Preferred Stocks (Cost $99)		65
SHORT-TERM INVESTMENTS 0.2%		
Money Market Funds 0.2%		
T. Rowe Price Reserve Investment Fund, 0.06% (5)(6)	228,978	229
Total Short-Term Investments (Cost $229)		229
SECURITIES LENDING COLLATERAL 2.2%		
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 2.2%		
Short-Term Funds 2.2%		
T. Rowe Price Short-Term Reserve Fund, 0.04% (5)(6)	263,368	2,634
Total Investments through Securities Lending Program with State Street Bank and Trust Company		2,634
Total Securities Lending Collateral (Cost $2,634)		2,634

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Tax-Efficient Equity Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Equity Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to maximize after-tax growth of capital through investments primarily in common stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2013:

There were no material transfers between Levels 1 and 2 during the period.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended May 31, 2013. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at May 31, 2013, totaled $0 for the period ended May 31, 2013.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any adjustments to collateral balances resulting from changes in security values are settled the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At May 31, 2013, the value of loaned securities was $2,548,000; the value of cash collateral and related investments was $2,634,000.

NOTE 4 - FEDERAL INCOME TAXES

At May 31, 2013, the cost of investments for federal income tax purposes was $79,181,000. Net unrealized gain aggregated $39,316,000 at period-end, of which $39,621,000 related to appreciated investments and $305,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Efficient Funds, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date July 25, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date July 25, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date July 25, 2013